Summary of significant accounting policies - Nuclear decommissioning funds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nuclear decommissioning funds
Additional contribution to external trust funds	$ 8,632	$ 4,619
Additional amount collected for nuclear decommissioning	$ 8,333	$ 10,000
Percentage of decommissioning fund classified as equity	51.00%	71.00%
Percentage of decommissioning funds classified as fixed income securities	34.00%	29.00%
Percentage of decommissioning funds classified as cash	15.00%
External and Internal Trust Funds:
Purchases	$ 1,149,281	$ 535,027	$ 204,500
Fair Value	721,624	641,239
External Trust Funds
External and Internal Trust Funds:
Cost		444,090	422,013
Purchases	1,149,283	535,027
Net Proceeds	(1,049,165)	(512,950)
Unrealized Gain(Loss)	177,416	197,149
Fair Value	721,624	641,239
Net realized gains or losses, interest income and dividends, contributions and fees	100,118	22,078
Internal Funds
External and Internal Trust Funds:
Cost		135,698	122,154
Purchases	139,657	59,630
Net Proceeds	(112,841)	(46,086)
Unrealized Gain(Loss)	38,286	38,192
Fair Value	200,800	173,890
Net realized gains or losses, interest income and dividends, contributions and fees	26,817	13,542
Equity | External Trust Funds
External and Internal Trust Funds:
Cost		249,063	228,936
Purchases	169,927	29,307
Net Proceeds	(75,461)	(9,180)
Unrealized Gain(Loss)	186,129	201,900
Fair Value	529,658	450,963
Equity | Internal Funds
External and Internal Trust Funds:
Cost		86,378	79,122
Purchases	0	0
Net Proceeds	3,257	7,256
Unrealized Gain(Loss)	40,466	39,134
Fair Value	130,101	125,512
Debt | External Trust Funds
External and Internal Trust Funds:
Cost		195,756	192,986
Purchases	788,109	485,705
Net Proceeds	(781,509)	(482,935)
Unrealized Gain(Loss)	(8,713)	(4,751)
Fair Value	193,643	191,005
Debt | Internal Funds
External and Internal Trust Funds:
Cost		49,320	43,032
Purchases	139,657	59,630
Net Proceeds	(116,098)	(53,342)
Unrealized Gain(Loss)	(2,180)	(942)
Fair Value	70,699	48,378
Other | External Trust Funds
External and Internal Trust Funds:
Cost		(729)	$ 91
Purchases	191,247	20,015
Net Proceeds	(192,195)	(20,835)
Unrealized Gain(Loss)	0	0
Fair Value	$ (1,677)	$ (729)